UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-03171_

Value Line U.S. Government Securities Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: August 31, 2008

Date of reporting period: February 29, 2008

Item I. Reports to Stockholders.

     A copy of the Semi-Annual Report to Stockholders for the period ended 2/29/08 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891
DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891
CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110
SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807-0272
DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr
OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President, Secretary/
Chief Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#541514

SEMI-ANNUAL REPORT

February 29, 2008

Value Line
U.S. Government
Securities
Fund, Inc.

Value Line U.S. Government Securities Fund, Inc.

To Our Value Line U.S. Government

To Our Shareholders:

Bond prices rallied as interest rates fell during the six-month period ended February 29, 2008.

The decline in interest rates resulted from an economic slowdown along with a global credit crisis triggered by a meltdown in subprime mortgages. This situation prompted the Federal Reserve Board to reduce interest rates, bringing the fed funds rate from 5.25% to 3.00% during the period. In addition, the Federal Reserve instituted other measures to safeguard the financial system, as the financial health of the major banks and brokerages was threatened by the credit crisis.

During the period, interest rates fell across all maturities. Short-term rates experienced the largest drop. Because of the credit crisis and the problems within the financial sector, short-maturity high quality bonds rallied strongly, as investors flocked to the safety of these securities. The two-year Treasury note’s rate fell from 4.13% to 1.62%. Longer maturities also participated in the rally and the 10-year Treasury note declined in yield from 4.53% to 3.51%.

Your Fund benefited from the bond rally generating a total return for the six months ended February 29, 2008 of 6.25%. The return was less than the 7.68% return for its benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index. (1) The underperformance can be explained by the relative differences in the Fund’s portfolio versus the unmanaged Lehman Index. Your Fund holds a substantial position in AAA rated U.S. Government sponsored mortgage-backed securities, which have historically provided a higher level of income than all other U.S. Government debt securities. In contrast, the Lehman Index does not contain any of these securities.

The widely publicized credit problems affecting the subprime mortgage market have hurt all mortgage-related securities, even those backed by the U.S. Government. Rather than taking comfort in the security of owning bonds that are backed by the Federal Government, many bond buyers have, instead, rushed to invest in short-term U.S. Treasury securities driving their yields down and their prices up. While we believe that this is a short-term phenomenon, it nevertheless did boost the total return of the Lehman Index and hurt the Fund’s performance.

In our judgment, the Fund’s shareholders would be best-served by avoiding the stampede into low-yielding U.S. Treasury securities. Rather we believe that our strategy of investing part of the Fund’s assets in a well diversified, yet highly rated, portfolio of mortgage-backed securities issued by U.S. Government agencies is in the best long-term interests of the Fund and its shareholders. Additionally, by limiting the average maturity to no more than ten years, we provide a counterweight against gyrating interest rates.

Thank you for your confidence in Value Line; we appreciate your continued support.

Sincerely,

Jean Bernhard Buttner
Chairman and President

April 9, 2008

(1)	The Lehman Brothers Intermediate U.S. Government Bond Index represents the intermediate maturities (1-10 years) of the U.S. Treasury and U.S. Agency segment of the fixed-income market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

Value Line U.S. Government Securities Fund, Inc.

Securities Fund Shareholders

Economic Observations

The year-ahead economic outlook is growing increasingly guarded, with weakness now present in the major consumer and industrial markets. What’s more, there is no quick or easy cure for what ails the economy, with softness likely to continue in housing, retailing, and employment. The economy, which began to slow noticeably during the final quarter of 2007, when gross domestic product growth slowed to a minuscule 0.6%, is likely to weaken further through at least midyear. Indeed, we believe that the country is already in a recession.

Meanwhile, even with a somewhat better second half, a modest rate of business growth for the year as a whole is about the best that we can now expect. In fact, even that cautious forecast assumes that there will be no exogenous shocks to the system, such as a worsening of the situation in the Middle East or a further surge in oil prices. Either of these events, along with a worsening of the housing slump or a serious miscalculation by the Federal Reserve on the monetary front, might prove sufficiently troubling to almost assure that the mild business downturn that we believe is in place would become a fairly serious recession.

Currently, inflation is trending higher due to rising energy, food, and commodity costs. Adequate supplies of raw materials should help keep the costs of production under some control, though, suggesting that a major surge in pricing is not in the offing just yet. We caution, however, that as the pace of economic growth accelerates after 2008 and 2009, an increase in pricing pressures may emerge. Absent a stronger long-term business expansion than we now forecast, or a ratcheting up in oil prices, inflation should be held in relative check through the early years of the next decade.

Value Line U.S. Government Securities Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 through February 29, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included your costs would have been higher.

	Beginning account value 9/1/07	Ending account value 2/29/08	Expenses* paid during period 9/1/07 thru 2/29/08
Actual	$1,000.00	$1,062.50	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.72

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line U.S. Government Securities Fund, Inc.

Portfolio Highlights at February 29, 2008 (unaudited)

Ten Largest Holdings

Issue	Principal Amount	Value	Percentage of Fund’s Net Assets
Morgan Stanley Repurchase Agreement, 1.65%, 3/3/08	$4,600,000	$4,600,000	5.1%
Federal Home Loan Bank, 7.45%, 2/3/20	$3,000,000	$3,822,972	4.2%
Federal Farm Credit Bank, 5.70%, 7/3/17	$3,000,000	$3,341,358	3.7%
U.S. Treasury Notes, 4.63%, 7/31/12	$2,000,000	$2,187,344	2.4%
U.S. Treasury Notes, 4.63%, 10/31/11	$2,000,000	$2,177,344	2.4%
Federal Home Loan Mortgage Corporation, 4.50%, 7/15/13	$2,000,000	$2,104,274	2.3%
2.Federal Home Loan Mortgage Corporation, 5.50%, 9/15/11	$1,500,000	$1,628,556	1.8%
Federal Home Loan Mortgage Corporation Gold PC Pool #G12381, 5.00%, 9/1/21	$1,590,875	$1,612,986	1.8%
Federal Home Loan Mortgage Corporation Gold PC Pool #C77717, 6.00%, 3/1/33	$1,561,426	$1,602,179	1.8%
U.S. Treasury Notes, 8.75%, 5/15/17	$1,000,000	$1,405,000	1.6%

Asset Allocation — Percentage of Fund’s Net Assets

Coupon Distribution

Percentage of Fund’s investments
Less than 4%	7.1%
4–4.99%	34.1%
5–5.99%	41.4%
6–6.99%	9.2%
7–7.99%	6.6%
8–8.99%	1.6%

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value
U.S. TREASURY OBLIGATIONS (10.0%)
$2,000,000	U.S. Treasury Notes	4.63%	10/31/11	$2,177,344
2,000,000	U.S. Treasury Notes	4.63	7/31/12	2,187,344
1,000,000	U.S. Treasury Notes	4.00	11/15/12	1,069,063
1,100,010	U.S. Treasury Notes(1)	1.63	1/15/15	1,164,894
1,000,000	U.S. Treasury Notes	4.13	5/15/15	1,065,157
1,000,000	U.S. Treasury Notes	8.75	5/15/17	1,405,000
8,100,010	TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,349,541)			9,068,802

U.S. GOVERNMENT AGENCY OBLIGATIONS (83.3%)
	FEDERAL FARM CREDIT BANK (7.2%)
1,000,000	Federal Farm Credit Bank	6.82	3/16/09	1,045,946
1,000,000	Federal Farm Credit Bank	4.85	10/25/12	1,068,054
1,000,000	Federal Farm Credit Bank	5.30	6/22/15	1,000,221
3,000,000	Federal Farm Credit Bank	5.70	7/3/17	3,341,358
6,000,000	TOTAL FEDERAL FARM CREDIT BANK (Cost $6,085,581)			6,455,579
	FEDERAL HOME LOAN BANK (11.1%)
1,000,000	Federal Home Loan Bank	4.10	6/13/08	1,003,666
1,000,000	Federal Home Loan Bank	5.25	11/14/08	1,018,960
1,000,000	Federal Home Loan Bank	4.38	3/17/10	1,040,677
1,000,000	Federal Home Loan Bank	4.38	9/17/10	1,044,999
1,000,000	Federal Home Loan Bank	4.88	11/18/11	1,067,484
1,000,000	Federal Home Loan Bank	4.50	9/16/13	1,050,908
3,000,000	Federal Home Loan Bank	7.45	2/3/20	3,822,972
9,000,000	TOTAL FEDERAL HOME LOAN BANK (Cost $9,337,377)			10,049,666
	FEDERAL HOME LOAN MORTGAGE CORPORATION (40.6%)
1,000,000	Federal Home Loan Mortgage Corporation	4.25	7/15/09	1,026,813
1,000,000	Federal Home Loan Mortgage Corporation	4.00	12/15/09	1,029,695
1,000,000	Federal Home Loan Mortgage Corporation	4.13	7/12/10	1,037,233
1,500,000	Federal Home Loan Mortgage Corporation	5.50	9/15/11	1,628,556
1,000,000	Federal Home Loan Mortgage Corporation	4.50	5/14/12	1,004,001
1,000,000	Federal Home Loan Mortgage Corporation	5.13	7/15/12	1,080,106
1,000,000	Federal Home Loan Mortgage Corporation	5.50	8/20/12	1,094,828
1,000,000	Federal Home Loan Mortgage Corporation	4.75	5/6/13	1,003,402
1,000,000	Federal Home Loan Mortgage Corporation	4.00	6/12/13	1,028,345
2,000,000	Federal Home Loan Mortgage Corporation	4.50	7/15/13	2,104,274

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

February 29, 2008

Principal Amount		Rate	Maturity Date	Value
$1,312,218	Federal Home Loan Mortgage Corporation REMIC Trust Series 3197 Class AB	5.50%	8/15/13	$1,343,269
1,000,000	Federal Home Loan Mortgage Corporation	5.00	1/30/14	1,073,485
1,000,000	Federal Home Loan Mortgage Corporation	4.50	1/15/15	1,042,339
738,506	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	768,725
806,672	Federal Home Loan Mortgage Corporation REMIC Trust Series R003 Class AG	5.13	10/15/15	824,641
1,070,864	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	1,074,268
20,920	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	21,271
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,067,413
353,600	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	359,533
23,773	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	24,171
623,620	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	630,287
22,318	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	22,661
54,425	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	55,262
52,214	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	52,390
396,622	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	396,487
185,692	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	185,629
57,740	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	58,542
568,752	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	576,657
55,032	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	55,731
68,799	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	69,756
226,593	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	229,469
1,590,875	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	1,612,986
782,661	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	802,632

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value
$503,014	Federal Home Loan Mortgage Corporation REMIC Trust Series 2937 Class JC	5.00%	9/15/22	$507,764
611,043	Federal Home Loan Mortgage Corporation Gold PC Pool #C90684	4.50	5/1/23	595,641
736,803	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	759,637
848,588	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	875,979
1,000,000	Federal Home Loan Mortgage Corporation REMIC Trust Series 2690 Class OE	5.00	11/15/28	1,032,022
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,241,722
820,656	Federal Home Loan Mortgage Corporation REMIC Trust Series 3061 Class HA	5.50	4/15/31	840,348
529,481	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	521,967
383,333	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25	6/15/32	385,394
1,561,426	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	1,602,179
942,777	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	930,442
539,772	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	532,710
593,609	Federal Home Loan Mortgage Corporation Pool #783022 (2)	4.42	2/1/35	605,178
588,436	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	579,804
380,663	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	375,079
950,909	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	957,211
35,502,406	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $35,534,824)			36,727,934
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (22.3%)
33,576	Federal National Mortgage Association Pool #254243	6.00	2/1/09	34,248
73,390	Federal National Mortgage Association Pool #254273	5.00	3/1/09	74,013
1,000,000	Federal National Mortgage Association	4.50	2/15/11	1,048,063
295,919	Federal National Mortgage Association Pool #255325	4.50	7/1/11	297,094
99,063	Federal National Mortgage Association Pool #511823	5.50	5/1/16	101,816
93,567	Federal National Mortgage Association Pool #615289	5.50	12/1/16	96,167
214,258	Federal National Mortgage Association Pool #622373	5.50	12/1/16	220,211
129,836	Federal National Mortgage Association Pool #631328	5.50	2/1/17	133,396

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

February 29, 2008

Principal Amount		Rate	Maturity Date	Value
$182,388	Federal National Mortgage Association Pool #623503	6.00%	2/1/17	$189,006
17,779	Federal National Mortgage Association Pool #643277	5.50	4/1/17	18,266
16,294	Federal National Mortgage Association Pool #638247	5.50	5/1/17	16,741
350,773	Federal National Mortgage Association Pool #254684	5.00	3/1/18	356,289
112,413	Federal National Mortgage Association Pool #685183	5.00	3/1/18	114,180
125,634	Federal National Mortgage Association Pool #703936	5.00	5/1/18	127,609
539,045	Federal National Mortgage Association Pool #790984	5.00	7/1/19	546,832
553,028	Federal National Mortgage Association Pool #786915	5.00	8/1/19	561,017
378,523	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	380,363
948,676	Federal National Mortgage Association REMICS Trust Series 2003-17 Class ED	4.25	9/25/22	949,783
369,019	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	380,058
185,565	Federal National Mortgage Association Pool #412682	6.00	3/1/28	191,249
63,293	Federal National Mortgage Association Pool #424691	6.50	4/1/28	66,273
186,022	Federal National Mortgage Association Pool #425239	6.50	4/1/28	194,781
923,371	Federal National Mortgage Association REMIC Trust Series 2003-26 Class AW	4.00	4/25/30	925,149
1,000,000	Federal National Mortgage Association REMIC Trust Series 2006-102 Class PB	5.00	4/25/30	1,027,000
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,303,576
1,322	Federal National Mortgage Association Pool #568625	7.50	1/1/31	1,430
100,299	Federal National Mortgage Association Pool #571090	7.50	1/1/31	108,455
1,898	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,052
48,612	Federal National Mortgage Association Pool #629297	6.50	2/1/32	50,770
481,912	Federal National Mortgage Association Pool #626440	7.50	2/1/32	519,587
53,487	Federal National Mortgage Association Pool #634996	6.50	5/1/32	55,848
78,552	Federal National Mortgage Association Pool #254383	7.50	6/1/32	84,693
329,909	Federal National Mortgage Association Pool #254476	5.50	9/1/32	333,356
10,081	Federal National Mortgage Association Pool #688539	5.50	3/1/33	10,181
456,303	Federal National Mortgage Association Pool #650386	5.00	7/1/33	451,565
494,797	Federal National Mortgage Association Pool #726889	5.50	7/1/33	499,704
478,663	Federal National Mortgage Association Pool #759028	5.50	1/1/34	483,410
235,618	Federal National Mortgage Association Pool #761913	5.50	2/1/34	237,626
282,419	Federal National Mortgage Association Pool #763393	5.50	2/1/34	285,220
271,864	Federal National Mortgage Association Pool #769862	5.50	2/1/34	274,180
27,151	Federal National Mortgage Association Pool #769682	5.00	3/1/34	26,841
947,780	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	973,720
21,829	Federal National Mortgage Association Pool #778141	5.00	5/1/34	21,579
404,719	Federal National Mortgage Association Pool #773586	5.50	6/1/34	408,167
439,143	Federal National Mortgage Association Pool #255311	6.00	7/1/34	450,159

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value
$22,724	Federal National Mortgage Association Pool #258149	5.50%	9/1/34	$22,918
4,371	Federal National Mortgage Association Pool #789150	5.00	10/1/34	4,321
647,339	Federal National Mortgage Association Pool #255496	5.00	11/1/34	639,946
63,851	Federal National Mortgage Association Pool #797154	5.50	11/1/34	64,395
140,246	Federal National Mortgage Association Pool #801063	5.50	11/1/34	141,441
259,074	Federal National Mortgage Association Pool #803675	5.50	12/1/34	261,282
273,474	Federal National Mortgage Association Pool #804683	5.50	12/1/34	275,804
576,888	Federal National Mortgage Association Pool #815813(2)	4.58	2/1/35	590,427
48,370	Federal National Mortgage Association Pool #255580	5.50	2/1/35	48,782
643,907	Federal National Mortgage Association Pool #735224	5.50	2/1/35	650,293
826,039	Federal National Mortgage Association Pool #896016	6.00	8/1/36	844,612
951,879	Federal National Mortgage Association Pool #901561	5.50	10/1/36	958,183
971,479	Federal National Mortgage Association Pool #919584	6.00	6/1/37	993,195
19,487,431	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $19,603,693)			20,127,322
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.1%)
218,872	Government National Mortgage Association Pool #003645	4.50	12/20/19	219,183
11,164	Government National Mortgage Association Pool #541349	6.00	4/15/31	11,596
14,481	Government National Mortgage Association Pool #557681	6.00	8/15/31	15,040
136,400	Government National Mortgage Association Pool #548880	6.00	12/15/31	141,673
99,454	Government National Mortgage Association Pool #551762	6.00	4/15/32	103,253
48,943	Government National Mortgage Association Pool #582415	6.00	11/15/32	50,813
319,193	Government National Mortgage Association Pool #604485	6.00	7/15/33	331,285
164,209	Government National Mortgage Association Pool #622603	6.00	11/15/33	170,429
8,515	Government National Mortgage Association Pool #429786	6.00	12/15/33	8,838
376,128	Government National Mortgage Association Pool #605025	6.00	2/15/34	390,135
10,393	Government National Mortgage Association Pool #626480	6.00	2/15/34	10,780
87,467	Government National Mortgage Association Pool #610944	5.50	4/15/34	89,584
109,517	Government National Mortgage Association Pool #605245	5.50	6/15/34	112,167
252,693	Government National Mortgage Association Pool #583008	5.50	6/15/34	258,809
1,857,429	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $1,884,587)			1,913,585
71,847,266	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $72,446,062)			75,274,086
	TOTAL INVESTMENT SECURITIES (93.3%) (Cost $80,795,603)			84,342,888

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

February 29, 2008

Principal Amount		Value
REPURCHASE AGREEMENT (5.1%)
$4,600,000	With Morgan Stanley, 1.650%, dated 2/29/08, due 3/3/08, delivery value $4,600,632 (collateralized by $4,630,000 U.S. Treasury Notes 4.875%, due 8/31/08 with a value of $4,698,727) (Cost $4,600,000)	$4,600,000
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)	1,475,240
	NET ASSETS (100.0%)	$90,418,128
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($90,418,128 ÷ 7,620,623 shares outstanding)	$11.86

(1)	Treasury Inflation Protected Security (TIPS).

(2)	Adjustable rate security. The rate shown is as of February 29, 2008.

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Statement of Assets and Liabilities
at February 29, 2008 (unaudited)

Assets:
Investment securities, at value (Cost — $80,795,603)	$84,342,888
Repurchase agreements (Cost — $4,600,000)	4,600,000
Cash	40,679
Receivable for securities sold	903,263
Interest receivable	666,391
Receivable for capital shares sold	19,684
Prepaid expenses	7,210
Total Assets	90,580,115
Liabilities:
Payable for capital shares repurchased	99,977
Accrued expenses:
Advisory fee	35,626
Directors’ fees and expenses	2,343
Other	24,041
Total Liabilities	161,987
Net Assets	$90,418,128
Net assets consist of:
Capital stock, at $1 par value (authorized 100,000,000, outstanding 7,620,623 shares)	$7,620,623
Additional paid-in capital	81,702,425
Undistributed net investment income	614,072
Accumulated net realized loss on investments	(3,066,277)
Net unrealized appreciation of investments	3,547,285
Net Assets	$90,418,128
Net Asset Value, Offering and Redemption Price per Outstanding Share ($90,418,128 ÷ 7,620,623 shares outstanding)	$11.86

Statement of Operations for the
Six Months Ended February 29, 2008 (unaudited)

Investment Income:
Interest	$2,149,668
Expenses:
Advisory fee	220,988
Service and distribution plan fees	110,494
Transfer agent fees	29,673
Printing and postage	19,989
Auditing and legal fees	18,147
Custodian fees	17,739
Registration and filing fees	11,952
Directors’ fees and expenses	3,398
Insurance	3,216
Telephone	2,852
Other	2,054
Total Expenses Before Custody Credits and Fees Waived	440,502
Less: Service and Distribution Plan Fees Waived	(110,494)
Less: Custody Credits	(1,428)
Net Expenses	328,580
Net Investment Income	1,821,088
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	81,972
Change in Net Unrealized Appreciation/(Depreciation)	3,562,691
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments	3,644,663
Net Increase in Net Assets From Operations	$5,465,751

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended February 29, 2008 (unaudited) and for the Year Ended August 31, 2007

	Six Months Ended February 29, 2008 (unaudited)	Year Ended August 31, 2007
Operations:
Net investment income	$1,821,088	$3,932,844
Net realized gain/(loss) on investments	81,972	(324,815)
Change in net unrealized appreciation/(depreciation)	3,562,691	704,073
Net increase in net assets from operations	5,465,751	4,312,102
Distributions to Shareholders:
Net investment income	(2,002,306)	(3,962,359)
Capital Share Transactions:
Proceeds from sale of shares	2,648,943	2,701,583
Proceeds from reinvestment of distributions to shareholders	1,722,428	3,390,260
Cost of shares repurchased	(6,302,462)	(14,761,153)
Decrease from capital share transactions	(1,931,091)	(8,669,310)
Total Increase (Decrease) in Net Assets	1,532,354	(8,319,567)
Net Assets:
Beginning of period	88,885,774	97,205,341
End of period	$90,418,128	$88,885,774
Undistributed net investment income, at end of period	$614,072	$795,290

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line U.S. Government Securities Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)  Security Valuation: The Fund’s investments are carried at value. With assistance from an independent pricing service (the “Service”), portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. The values for other portfolio securities are determined on the valuation date by reference to valuations obtained from the Service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. The Service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value by the Adviser pursuant to policies and procedures adopted by the Board of Directors.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)  Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

Value Line U.S. Government Securities Fund, Inc.

February 29, 2008

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of February 29, 2008, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implications of FIN 48, and does not currently anticipate a material impact to the Fund’s financial statements.

(D)  Security Transactions and Related Income: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Gains and losses realized on prepayments received on mortgage-related securities are recorded as interest income.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to the inflation are reflected in interest income in the Statement of Operations.

(E)  Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)

3.	Capital Share Transactions and Dividends to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended February 29, 2008 (unaudited)	Year Ended August 31, 2007
Shares sold	228,144	237,939
Shares issued in reinvestment of dividends	150,750	299,774
Shares repurchased	(544,616)	(1,299,287)
Net decrease	(165,722)	(761,574)
Dividends per share from net investment income	$0.2625	$0.4900

Dividends and distributions to shareholders are recorded on the ex-dividend date.

4.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Six Months Ended February 29, 2008 (unaudited)
Purchases:
U.S. Treasury Obligations	$2,016,172
U.S. Government Agency Obligations	4,126,147
$6,142,319
Sales:
U.S. Treasury Obligations	$1,013,437
U.S. Government Agency Obligations	6,611,982
$7,625,419

5.	Income Taxes (unaudited)

At February 29, 2008, information on the tax basis of investments is as follows:

Cost of investments for tax purposes	$85,395,603
Gross tax unrealized appreciation	$3,647,998
Gross tax unrealized depreciation	(100,713)
Net tax unrealized appreciation on investments	$3,547,285
Undistributed ordinary income	$614,072
Capital loss carryforward, expires August 31, 2008	$2,132,091
Capital loss carryforward, expires August 31, 2012	11,348
Capital loss carryforward, expires August 31, 2014	39,865
Capital loss carryforward, expires August 31, 2015	781,920
Capital loss carryforward, at August 31, 2007	$2,965,224

During the year ended August 31, 2007, as permitted under federal income tax regulations, the Fund elected to defer $183,025 of post-October net capital losses to the next taxable year.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

6.	Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $220,988 was paid or payable to Value Line, Inc., the Fund’s investment adviser (“Adviser”), for the six months ended February 29, 2008. This was computed at the rate of 1/2 of 1% of the Fund’s average daily net assets during the year and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of

Value Line U.S. Government Securities Fund, Inc.

February 29, 2008

administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Advisor also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds, are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan compensates Value Line Securities, Inc., a wholly-owned subsidiary of the Adviser (the “Distributor”), for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $110,494, before fee waivers, were accrued under this Plan for the six months ended February 29, 2008. Effective March 7, 2006, the Distributor voluntarily reduced the Fund’s 12b-1 Fee by 0.10% under the Plan. Effective February 20, 2007, the Distributor voluntarily reduced the Fund’s 12b-1 Fee by 0.15% under the Plan. The fees waived amounted to $110,494 for the six months ended February 29, 2008. The Distributor has no right to recoup previously waived amounts.

For the six months ended February 29, 2008 the Fund’s expenses were reduced by $4,238 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at February 29, 2008 owned 51,207 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund owned 679 shares, representing less than 1% of the outstanding shares.

Value Line U.S. Government Securities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended February 29, 2008		Years Ended August 31,
	(unaudited)		2007		2006		2005	2004	2003
Net Asset Value, beginning of period	$11.42		$11.37		$11.74		$11.87	$11.84	$12.00
Income (loss) from Investment Operations:
Net investment income	0.24		0.51		0.47		0.52	0.41	0.44
Net gains or (losses) on securities (both realized and unrealized)	0.46		0.03		(0.32)		(0.19)	0.03	(0.15)
Total income from investment operations	0.70		0.54		0.15		0.33	0.44	0.29
Less dividends and distributions:
Dividends from net investment income	(0.26)		(0.49)		(0.52)		(0.46)	(0.41)	(0.45)
Net Asset Value, end of period	$11.86		$11.42		$11.37		$11.74	$11.87	$11.84
Total return	6.25	%(3)	4.86%		1.33%		2.86%	3.79%	2.35%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$90,418		$88,886		$97,205		$112,140	$121,444	$144,264
Ratio of operating expenses to average net assets(1)	1.00	%(2), (4)	0.93	%(2)	1.05	%(2)	1.04%	0.98%	0.96%
Ratio of net investment income to average net assets	4.12	%(4)	4.28%		3.88%		3.60%	3.40%	3.57%
Portfolio turnover rate	7	%(3)	38%		22%		60%	35%	65%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits would have been 0.99% (annualized) for the six months ended February 29, 2008, 0.92% for the year ended August 31, 2007, 1.04% for the year ended August 31, 2006 and would not have changed for the years ended August 31, 2005, August 31, 2004 and August 31, 2003.

(2)	Ratio reflects expenses grossed up for the voluntary fee waiver of a portion of the service fee and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement would have been 0.75% (annualized) for the six months ended February 29, 2008, 0.75% for the year ended August 31, 2007 and 1.00% as of August 31, 2006.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line U.S. Government Securities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 73	Chairman of the Board of Directors and President	Since 1983
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 416 North Hemlock Lane Williamstown, MA 01267 Age 84	Director (Lead Independent Director since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc.; 1992–2004; Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired; Customer Support Analyst, Duke Power Company until 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, 1961 to 2002. Professor Emeritus since 2002. President Emeritus since 1994 and President, 1985–1994; Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987–1998.	None

Value Line U.S. Government Securities Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn, 2001–2004.	None
Officers
David T. Henigson Age 50	Vice President, Secretary and Chief Compliance Officer	Since 1994
Director, Vice President and Chief Compliance Officer of the Adviser. Director, Vice President and Chief Compliance Officer of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser 2003–2005; Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds since 2005.
Howard A. Brecher Age 53	Assistant Treasurer/ Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line U.S. Government Securities Fund, Inc.

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Value Line U.S. Government Securities Fund, Inc.

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Value Line U.S. Government Securities Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9 am – 5 pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	April 29, 2008